Organization and Description of Business - Schedule of Subsidiaries (Details)	12 Months Ended
Jun. 30, 2026
Qiner Co., Limited (“Qiner”) [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation/Acquisition	Apr. 21, 2017
Place of Incorporation	Hong Kong, China
Percentage of Equity Ownership	100.00%
Principal Activities	Holding Company
Qinheng Co., Limited (“Qinheng”) [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation/Acquisition	Jun. 09, 2017
Place of Incorporation	Hong Kong, China
Percentage of Equity Ownership	100.00%
Principal Activities	Holding Company
Shanghai Qincheng Information Technology Co., Ltd. (“CLPS QC” or “WOFE”) [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation/Acquisition	Aug. 04, 2017
Place of Incorporation	Shanghai, China
Percentage of Equity Ownership	100.00%
Principal Activities	Holding Company
Shanghai Chenqin Information Technology Services Co., Ltd. [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation/Acquisition	May 31, 2021
Place of Incorporation	Shanghai, China
Percentage of Equity Ownership	100.00%
Principal Activities	Holding Company
CLPS Shanghai Co., Ltd. (“CLPS Shanghai”, formerly ChinaLink Professional Service Co., Ltd.) [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation/Acquisition	Aug. 30, 2005
Place of Incorporation	Shanghai, China
Percentage of Equity Ownership	100.00%
Principal Activities	Software development
CLPS Dalian Co., Ltd. (“CLPS Dalian”) [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation/Acquisition	May 25, 2011
Place of Incorporation	Dalian, China
Percentage of Equity Ownership	100.00%
Principal Activities	Software development
CLPS Beijing Hengtong Co., Ltd. (“CLPS Beijing”) [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation/Acquisition	Mar. 30, 2015
Place of Incorporation	Beijing, China
Percentage of Equity Ownership	100.00%
Principal Activities	Software development
CLPS Technology (Singapore) Pte. Ltd. (“CLPS SG”) [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation/Acquisition	Aug. 18, 2015
Place of Incorporation	Singapore
Percentage of Equity Ownership	100.00%
Principal Activities	Software development
CLPS Technology (Hong Kong) Co., Limited (“CLPS Hong Kong”) [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation/Acquisition	Jan. 07, 2016
Place of Incorporation	Hong Kong, China
Percentage of Equity Ownership	100.00%
Principal Activities	Software development
JAJI (Shanghai) Co., Ltd (“JAJI China”, formerly, Judge (Shanghai) Co., Ltd.) [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation/Acquisition	Nov. 09, 2016
Place of Incorporation	Shanghai, China
Percentage of Equity Ownership	60.00%
Principal Activities	Software development
CLPS Shenzhen Co., Ltd. (“CLPS Shenzhen”) [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation/Acquisition	Apr. 07, 2017
Place of Incorporation	Shenzhen, China
Percentage of Equity Ownership	100.00%
Principal Activities	Software development
CLPS Guangzhou Co., Ltd. (“CLPS Guangzhou”) [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation/Acquisition	Sep. 27, 2017
Place of Incorporation	Guangzhou, China
Percentage of Equity Ownership	100.00%
Principal Activities	Software development
CLPS Hangzhou Co. Ltd. (“CLPS Hangzhou”) [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation/Acquisition	Jul. 31, 2019
Place of Incorporation	Hangzhou, China
Percentage of Equity Ownership	100.00%
Principal Activities	Software development
CLPS Technology & Services Pte. Ltd. (“CLPS Tech Services”), formerly Ridik Pte. Ltd. [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation/Acquisition	Sep. 26, 2019
Place of Incorporation	Singapore
Percentage of Equity Ownership	100.00%
Principal Activities	Software development
Ridik Software Solutions Pte. Ltd. (“Ridik Software Pte.”) [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation/Acquisition	Sep. 26, 2019
Place of Incorporation	Singapore
Percentage of Equity Ownership	100.00%
Principal Activities	Software development
Qinson Credit Card Services Limited (“Qinson”) [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation/Acquisition	Dec. 31, 2019
Place of Incorporation	Hong Kong, China
Percentage of Equity Ownership	100.00%
Principal Activities	Software development
CLPS Technology (California) Inc. (“CLPS California”) [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation/Acquisition	Jan. 02, 2020
Place of Incorporation	California, the United States of America
Percentage of Equity Ownership	100.00%
Principal Activities	Software development
Hainan Qincheng Software Technology Co., Ltd. (“Hainan Qincheng”) [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation/Acquisition	Jan. 20, 2021
Place of Incorporation	Hainan, China
Percentage of Equity Ownership	100.00%
Principal Activities	Software development
CLPS Xi’an Co., Ltd. [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation/Acquisition	Apr. 15, 2021
Place of Incorporation	Xi’an, China
Percentage of Equity Ownership	100.00%
Principal Activities	Software development
College of Allied educators Pte. Ltd. (“CAE”) [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation/Acquisition	Jan. 03, 2024
Place of Incorporation	Singapore
Percentage of Equity Ownership	100.00%
Principal Activities	Academic education